Leases - Schedule of Maturity of Lease Liabilities Under Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities Under Operating Leases [Abstract]
2026	$ 2,545,946
2027	964,516
2028	669,819
2029	615,291
2030 and thereafter	2,707,877
Total lease payments	7,503,449
Less: imputed interest	1,200,662
Total	6,302,787	$ 5,971,488
Less: current portion	2,328,227	2,060,022
Non-current portion	$ 3,974,560	$ 3,911,466